UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2003
Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   DDJ Capital Management, LLC
Address:    141 Linden Street, Suite 4, Wellesley, MA  02482-7910
Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   David J. Breazzano
Title:   Member
Phone:   781-283-8500

Signature, Place, and Date of Signing:
/s/ David J. Breazzano      Wellesley, MA        May 14, 2003

Report Type (Check only one.):
[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]     13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
Form 13F Information Table Entry Total:                33
Form 13F Information Table Value Total:      438,655
List of Other Included Managers:                       NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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
Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT	OTHR	VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHRD	NNE

ALDERWOODS GROUP INC	COM	014383103	1,968	562,446	SH		SOLE		562,446
AMERICAN DENTAL PARTNERS	COM	025353103	306	30,224	SH		SOLE		30,224
AMERICAN TOWER CORP	NOTE 2.250%
	10/1	029912AD4	394	500	SH		SOLE		500
ARGOSY GAMING CO	COM	040228108	999	50,000	SH		SOLE		50,000
AVAYA INC	NOTE	053499AA7	2,232	4,960	SH		SOLE		4,960
BOYD GAMING CORP	COM	103304101	446	35,000	SH		SOLE		35,000
CALPINE CORP	NOTE 4.000%
	12/2	131347BA3	655	1,000	SH		SOLE		1,000
CAPSTAR HOTEL CO	NOTE 4.750%
	10/1	140918AC7	850	1,000	SH		SOLE		1,000
CARRIAGE SVCS INC	COM	143905107	710	200,000	SH		SOLE		200,000
EL PASO CORP	COM	28336L109	182	30,000	SH		SOLE		30,000
ELAN FIN CORP LTD	NOTE 12/1	284129AC7	480	1,000	SH		SOLE		1,000
FRIENDLY ICE CREAM CORP NEW COM	358497105	466	77,700	SH		SOLE		77,700
FRONTIER AIRLINES INC NEW	COM	359065109	321	64,610	SH		SOLE		64,610
INTERNET CAP GROUP INC	SUB NT CV
	5.5%04	46059CAA4	24,094	49,222	SH		SOLE		49,222
MTR GAMING GROUP INC	COM	553769100	1,292	194,900	SH		SOLE		194,900
MAIL-WELL INC	COM	560321200	203	100,000	SH		SOLE		100,000
MIRANT CORP	DBCV 2.500%
	6/1	604675AB4	625	1,000	SH		SOLE		1,000
NTL INC DEL	COM	62940M104	174	19,596	SH		SOLE		19,596
PG&E CORP	COM	69331C108	336	25,000	SH		SOLE		25,000
PENN NATL GAMING INC	COM	707569109	1,154	65,000	SH		SOLE		65,000
PENN TRAFFIC CO	COM NEW	707832200	5,531	4,460,104	SH		SOLE		4,460,104
PREMIERE TECHNOLOGIES INE	NOTE 5.750%
	7/0	74058FAC6	23,398	26,250	SH		SOLE		26,250
PRIMEDIA INC	COM	74157K101	539	220,000	SH		SOLE		220,000
QWEST COMMUNICATIONS INTL IN COM	749121109	175	50,000	SH		SOLE		50,000
RADIOLOGIX INC	COM	75040K109	319	141,300	SH		SOLE		141,300
REDBACK NETWORKS INC	SB NT CV
	5%07	757209AB7	2,576	9,000	SH		SOLE		9,000
RES-CARE INC	NOTE
	6.000%12/0	760943AC4	3,813	4,500	SH		SOLE		4,500
TENNECO AUTOMOTIVE INC	COM	880349105	45	20,000	SH		SOLE		20,000
TRIKON TECHNOLOGIES INC	COM NEW	896187408	401	116,599	SH		SOLE		116,599
US ONCOLOGY INC	COM	90338W103	355	50,000	SH		SOLE		50,000
WARNACO GROUP INC	CL A NEW	934390402	3,966	398,194	SH		SOLE		398,194
XM SATELLITTE RADIO HLDGS INC CL A	983759101	147,250	25,000	SH		SOLE		25,000
YOUBET COM INC	COM	987413101	212,400	120,000	SH		SOLE		120,000
GRAND TOTAL	438,655	7,154,105	7,154,105